SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	68.00%	68.00%	17.00%	0.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	20.00%	32.00%	11.00%	21.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	0.00%	11.00%	0.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%	11.00%	19.00%
Customer E [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	0.00%	11.00%	0.00%
Customer F [Member]
Product Information [Line Items]
Concentration risk percentage			11.00%	0.00%
Customer G [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	0.00%
Customer H [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%	0.00%
Customer I [Member]
Product Information [Line Items]
Concentration risk percentage			8.00%	0.00%
Customer J [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	26.00%
Customer K [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	21.00%
Customer L [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	13.00%